Restructuring Reversals (Charges) - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 742	$ 244	$ (8,384)	$ (395)
Restructuring liability	$ 2,400		$ 2,400		$ 9,000